Net Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Jun. 30, 2023
Net Loss Per Share [Abstract]
Additional common shares	$ 21,133,552	$ 65,829	$ 62,578,779	$ 7,154,069
Exercise price calculated on a valuation	$ 250,000,000	$ 250,000,000